Other liabilities - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Other liabilities	€ 5,198	€ 671
Coalition for Epidemic Preparedness Innovations (CEPI) | IXCHIQ | Partnering agreement, second agreement with CEPI
Disclosure of financial liabilities [line items]
Other liabilities	€ 5,200